CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (770,075)	$ (13,939,617)	$ (14,498,804)	$ 3,382,148
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and depletion	2,613,191	2,527,988	4,583,680	1,644,823
Deferred income taxes	(189,301)	15,428,873	15,272,508	0
Stock-based compensation	599,400	299,700	899,100	0
Bad debt expense	0	0	0	4,107
Accretion of discount on note receivable, related party	0	0	0	(348,379)
Income from equity investment in ImPetro Resources, LLC	0	0	0	307,154
Gain from ImPetro Resources, LLC business combination acquired in stages	0	0	0	(6,979,873)
Put option expense	0	0	0	3,700,000
Accretion of asset retirement obligation	79,413	82,413	273,564	13,833
Going public delay expense	364,290	364,464	728,580	101,192
Income (loss) from derivative contracts	(102,821)	0	159,369	57,053
Accretion of debt issuance costs	161,098	6,750	27,691	0
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Trade receivable	(74,266)	352,774	164,558	(856,234)
Joint interest receivable	50,898	48,242	(4,846)	116,245
Note and interest receivable	0	0	0	389,879
Prepaid management fee	0	0	0	186,400
Prepaid expenses and other assets	(96,643)	(94,541)	(14,927)	(106,993)
Accounts payable and accrued liabilities	(501,315)	(1,598,390)	(1,502,872)	1,393,348
Joint interest revenues payable	101,102	(29,138)	(79,414)	(128,504)
Related party payable	0	0	0	(286,118)
Net cash provided by operating activities	2,234,971	3,449,518	6,008,187	2,590,081
Cash flows from investing activities
Development of oil and natural gas properties	(6,823,835)	(3,273,638)	(9,476,806)	(5,675,211)
Acquisition of oil and natural gas properties	0	(700,000)	(700,000)	0
Acquisition of ImPetro Resources, LLC, net of cash acquired	0	0	0	(293,567)
Acquisition of other property and equipment	(42)	(2,840)	(23,257)	(20,637)
Oil and natural gas abandonment costs	(17,618)	(18,441)	(100,704)	(201,206)
Bonds and deposits	0	24,811	1,624	0
Net cash used in investing activities	(6,841,495)	(3,970,108)	(10,299,143)	(6,190,621)
Cash flows from financing activities
Starboard common stock issued, net of placement costs	0	0	0	4,900,000
ASYM Energy Fund III member units issued	0	0	0	1,290,000
Proceeds from notes payable, net of debt issuance costs	5,977,868	789,050	4,565,753	0
Distribution of cash from roll-up transaction	0	0	0	(1,788,628)
Deferred offering costs	(80,702)	(154,621)	(179,011)	0
Repayments of notes payable	(8,906)	(7,249)	(837,660)	(8,262)
Net cash provided by financing activities	5,888,260	627,180	3,549,082	4,393,110
Net increase (decrease) in cash	1,281,736	106,590	(741,874)	792,570
Cash, beginning of period	1,036,859	1,778,733	1,778,733	986,163
Cash, end of period	2,318,595	1,885,323	1,036,859	1,778,733
Supplemental disclosure of cash flow information
Cash paid during the period for interest	128,178	1,373	68,943	1,383
Supplemental disclosure of non-cash investing transactions
Payables related to oil and natural gas capitalized expenditures	992,305	660,772	1,420,816	863,467
Capitalized asset retirement cost	(16,546)	10,587	(232,726)	33,393
Net assets and liabilities acquired from ImPetro Resources, LLC in a business combination acquired in stages	0	0	0	46,356,676
Common stock issued for settlement of put option	0	0	18,400,000	0
Notes payable issued for purchase of equipment	0	0	109,718	0
Common stock issued for acquisition of ImPetro Resources LLC	0	0	0	35,700,000
Reclassification of equity to current liabilities in recognition of put option	0	0	0	14,700,000
Distribution of assets and liabilities not included in the Roll-up transaction	$ 0	$ 0	$ 0	$ 140,555